Organization and Basis of Presentation - Additional Information (Detail)				1 Months Ended		12 Months Ended
	Jun. 01, 2016 USD ($) Segment	Jul. 16, 2014	Jun. 18, 2014 USD ($) $ / shares shares	May 31, 2014 USD ($)	Jul. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) Segment shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Jun. 27, 2014 USD ($)	Dec. 18, 2013 USD ($)	Apr. 03, 2013 USD ($)
Consolidation And Basis Of Presentation [Line Items]
Initial public offering | shares			21,500,000
Common unit price per share | $ / shares			$ 19.00
Proceeds from initial public offering			$ 380,200,000
Initial public offering completion date			Jun. 18, 2014
Common stock, shares issued | shares						205,293,743	193,435,414	0
Advances on revolving credit facilities						$ 798,000,000	$ 1,300,800,000	$ 174,400,000
Senior PIK Toggle Notes, Redemption date						Jul. 16, 2014
Number of reportable business segments | Segment						2
MEMP [Member]
Consolidation And Basis Of Presentation [Line Items]
Number of reportable business segments | Segment						1
Subsequent Event [Member]
Consolidation And Basis Of Presentation [Line Items]
Number of reportable business segments | Segment	1
Subsequent Event [Member] | MEMP GP, Beta Operating Company, LLC and MEMP Services LLC | MEMP [Member]
Consolidation And Basis Of Presentation [Line Items]
Proceeds from divestiture	$ 750,000
Limited Partner [Member]
Consolidation And Basis Of Presentation [Line Items]
Partnership ownership percentage						99.90%
General Partner [Member]
Consolidation And Basis Of Presentation [Line Items]
Partnership ownership percentage						0.10%
PIK Notes trustee [Member]
Consolidation And Basis Of Presentation [Line Items]
Irrevocable deposits									$ 360,000,000
Golden Energy [Member]
Consolidation And Basis Of Presentation [Line Items]
Sale of assets				$ 6,700,000
Limited Partners Subordinated Units [Member]
Consolidation And Basis Of Presentation [Line Items]
Subordinated units | shares			5,360,912
Revolving Credit Facility [Member]
Consolidation And Basis Of Presentation [Line Items]
Revolving credit facility			$ 2,000,000,000
Advances on revolving credit facilities			614,500,000
PIK Notes [Member]
Consolidation And Basis Of Presentation [Line Items]
Aggregate principal amount			$ 350,000,000							$ 350,000,000
Debt interest rate, minimum							10.00%
Debt interest rate, maximum							10.75%
Senior PIK Toggle Notes, Redemption price percentage		102.00%
Irrevocable deposits									$ 360,000,000
MRD Holdco LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership percentage in MRD LLC after contribution from Funds and prior to redemption of PIK notes			100.00%
Common stock, shares issued | shares			128,665,677
WildHorse Resources, LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Proceeds for sale of subsidiary			$ 200,000
Ownership interest percentage contributed by our predecessor			99.90%
Common stock, shares issued | shares			42,334,323
Membership interest percentage			0.10%
Cash consideration paid			$ 30,000,000
WildHorse Resources, LLC [Member] | Revolving Credit Facility [Member]
Consolidation And Basis Of Presentation [Line Items]
Revolving credit facility											$ 1,000,000,000
Classic [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage contributed by our predecessor			100.00%
Classic GP[Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage contributed by our predecessor			100.00%
Black Diamond [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage contributed by our predecessor			100.00%
Beta Operating [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage contributed by our predecessor			100.00%
Memorial Resource Finance Corp [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage contributed by our predecessor			100.00%
MRD Operating [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage contributed by our predecessor			100.00%
Memorial Production Partners GP LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage contributed by our predecessor			100.00%
MEMP GP & MEMP IDRs [Member]
Consolidation And Basis Of Presentation [Line Items]
Ownership interest percentage contributed by our predecessor			50.00%
BlueStone Natural Resources Holdings, LLC [Member]
Consolidation And Basis Of Presentation [Line Items]
Sale of assets					$ 117,900,000